Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Business Transformation program (1)	€ 5.5	€ 1.0
Brexit (5)	0.0	3.2
Factory optimization (7)	0.2	0.8
Exceptional Items, Tax Expense (Income), Continuing Operations	(2.3)	(1.2)
Cash flows relating to exceptional items	€ (12.6)	€ (9.7)